UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                       Washington, DC 20549

                            FORM N-PX

         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                  MANAGEMENT INVESTMENT COMPANY



Investment Company Act file number:                    811-03420

Exact name of registrant as specified in charter:
                                Oppenheimer Integrity Funds on behalf
                                of Oppenheimer Core Bond Fund

Address of principal executive offices:             6803 South Tucson Way
                                               Centennial, CO 80112-3924

Name and address of agent for service:                 Arthur S. Gabinet,
                               Executive Vice President & General Counsel
                                        OFI Global Asset Management, Inc.
                                               Two World Financial Center
                                                       225 Liberty Street
                                                  New York, NY 10281-1008

Registrant's telephone number, including area code:
                                                             303-768-3200

Date of fiscal year end:                                            12/31

Date of reporting period:                           07/01/2012-06/30/2013

Item 1.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-03420
Reporting Period: 07/01/2012 - 06/30/2013
Oppenheimer Integrity Funds









========================== Oppenheimer Core Bond Fund ==========================

OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

Ticker: IOEXX                           Security ID: 68383G108
Meeting Date: JUN 21, 2013              Meeting Type: Special
Record Date:  MAR 28, 2013

                                                        Mgt   Vote
#       Proposal                                        Rec   Cast  Sponsor

1.1     Elect Trustee Brian F. Wruble                   For   FOR   Management
1.2     Elect Trustee David K. Downes                   For   FOR   Management
1.3     Elect Trustee Matthew P. Fink                   For   FOR   Management
1.4     Elect Trustee Edmund Giambastiani, Jr.          For   FOR   Management
1.5     Elect Trustee Phillip A. Griffiths              For   FOR   Management
1.6     Elect Trustee Mary F. Miller                    For   FOR   Management
1.7     Elect Trustee Joel W. Motley                    For   FOR   Management
1.8     Elect Trustee Joanne Pace                       For   FOR   Management
1.9     Elect Trustee Mary Ann Tynan                    For   FOR   Management
1.10    Elect Trustee Joseph M. Wikler                  For   FOR   Management
1.11    Elect Trustee Peter I. Wold                     For   FOR   Management
1.12    Elect Trustee William F. Glavin, Jr.            For   FOR   Management
2(a)    Approve Change of Fundamental Investment
        Policy Relating to Borrowing                    For   FOR   Management
2(b-1)  Approve Change of Fundamental Investment
        Policy Relating to Concentration of Investments For FOR Management 2(c-1) Remove the Fundamental Policy Relating
        to Diversification of Investments               For   FOR   Management
2(c-2)  Remove the Additional Fundamental Policy
        Relating to Diversification of Investments      For   FOR   Management
2(d)    Approve Change of Fundamental Investment
        Policy Relating to Lending                      For   FOR   Management
2(e)    Approve Change of Fundamental Investment
        Policy Relating to Real Estate and Commodities  For   FOR   Management
2(f)    Approve Change of Fundamental Investment
        Policy Relating to Senior Securities            For   FOR   Management
2(g)    Approve Change of Fundamental Investment
        Policy Relating to Underwriting                 For   FOR   Management
2(r)    Change Fundamental Investment Objective
        to Non-Fundamental                              For   FOR   Management
2(s)    Approve Change in Investment Objective          For   FOR   Management
3       Approve Conversion to Delaware Statutory Trust  For   FOR   Management

========== END NPX REPORT




SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                      Oppenheimer Integrity Funds on behalf of
                                 Oppenheimer Core Bond Fund

By:                              William F. Glavin, Jr.*
                                 William F. Glavin, Jr.,
                                 President and Principal Executive Officer

Date:  December 19, 2013

*By:   /s/ Randy Legg
       Randy Legg, Attorney in Fact